SUPPLEMENTAL CASH FLOW INFORMATION - Cash and Non-Cash Movements in Financial Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Cash movements:
Accounts receivable securitization (repayments) drawings	$ (95)	$ 2	$ (68)	$ 82
Revolving bank lines repayments	(20)	0	0	0
Issuance of debt	0	350	0	350
Debt issuance costs	(1)	(4)	(1)	(4)
Cash movements	(116)	348	(69)	428
Non-cash movements:
Amortization of debt issue costs	1	0	1	1
Interest expense	1	0	1	0
Debt Issuance Costs Incurred During Noncash Or Partial Noncash Transaction1	0	0	0	1
Net (decrease) increase in financial liabilities	$ (115)	$ 348	$ (68)	$ 428